EQ ADVISORS TRUSTSM

SUPPLEMENT DATED NOVEMBER 7, 2018, TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2018, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus, and Statement of Additional Information dated May 1, 2018, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in connection with the Summary Prospectus, Prospectus, and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding certain sub-advisory changes affecting the following Portfolios:

EQ/Large Cap Value Index Portfolio

EQ/Mid Cap Index Portfolio

Multimanager Technology Portfolio

(each, a “Passive Equity Portfolio” and together, the “Passive Equity Portfolios”)

On July 12, 2018, the Board of Trustees of the Trust approved certain proposed changes, including: (i) the termination of SSGA Funds Management, Inc. (“SSGA FM”) as sub-adviser to, or for an allocated portion of, each Passive Equity Portfolio; and (ii) the appointment of AllianceBernstein L.P (“AllianceBernstein”) as a new sub-adviser to, or for an allocated portion of, each Passive Equity Portfolio.

On October 25, 2018, at a Special Meeting of Shareholders of the Trust, these proposed changes were approved by the Passive Equity Portfolios’ shareholders. The changes will become effective on or about November 19, 2018.

As a result of these changes, AXA Equitable Funds Management Group, LLC (the “Adviser”) has entered into a new sub-advisory agreement with AllianceBernstein, to provide sub-advisory services with respect to each Passive Equity Portfolio.

All references to SSGA FM, in the Summary Prospectus, Prospectus, and SAI in relation to each Passive Equity Portfolio, are hereby deleted.

The information regarding SSGA FM in the sections of the Prospectus entitled “EQ/Large Cap Value Index Portfolio — Who Manages the Portfolio — Sub-Adviser,” “EQ/Mid Cap Index Portfolio — Who Manages the Portfolio — Sub-Adviser,” and “Multimanager Technology Portfolio” — Who Manages the Portfolio — Sub-Adviser” is hereby deleted and replaced with the following information:

Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein”)

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for the Portfolio (or, with respect to the Multimanager Technology Portfolio, the Index Allocated Portion of the Portfolio) are:

Name	Title	Date Began Managing the Portfolio
Judith DeVivo	Senior Vice President and Portfolio Manager of AllianceBernstein	November 2018
Joshua Lisser	Senior Vice President/Chief Investment Officer, Index Strategies of AllianceBernstein	November 2018
Ben Sklar	Portfolio Manager, Index Strategies of AllianceBernstein	November 2018

The first through sixth paragraphs under the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — SSGA Funds Management, Inc. (“SSGA FM”)” regarding SSGA FM’s “Global Equity Beta Solution Group” is deleted in its entirety.

The paragraph of the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — AllianceBernstein L.P. (“AllianceBernstein”)” is hereby deleted and replaced with the following information:

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105. AllianceBernstein serves as Sub-Adviser to the AXA/AB Dynamic Aggressive Growth Portfolio, the AXA/AB Dynamic Growth Portfolio, the AXA/AB Dynamic Moderate Growth Portfolio, the AXA/AB Short Duration Government Bond Portfolio, the EQ/Common Stock Index Portfolio, the EQ/Equity 500 Index Portfolio, the

EQ/International Equity Index Portfolio, the EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Mid Cap Index Portfolio, and the EQ/Small Company Index Portfolio. AllianceBernstein also serves as Sub-Adviser to the Active and Index Allocated Portions of the AXA/AB Small Cap Growth Portfolio, AXA Large Cap Value Managed Volatility Portfolio and the EQ/Quality Bond PLUS Portfolio. AllianceBernstein also serves as Sub-Adviser to the Index Allocated Portion of each of the EQ/Emerging Markets Equity PLUS Portfolio, Multimanager Aggressive Equity Portfolio, and Multimanager Technology Portfolio. AllianceBernstein also serves as Sub-Adviser to an Active Allocated Portion of the Multimanager Mid Cap Growth Portfolio. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2017, AllianceBernstein had approximately $554 billion in assets under management.

The eleventh paragraph under the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — AllianceBernstein L.P. (“AllianceBernstein”)” regarding “AllianceBernstein’s Passive Equity Investment Team” is hereby amended to include “EQ/Large Cap Value Index Portfolio, EQ/Mid Cap Index Portfolio, and Multimanager Technology Portfolio,” in the list of Portfolios for which AllianceBernstein’s Passive Equity Investment Team is responsible.

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The section of the SAI entitled “Investment Management and Other Services — The Sub-Advisers” is hereby amended to include the following information:

EQ/Large Cap Value Index Portfolio	AllianceBernstein, a limited partnership, is indirectly majority owned by, and therefore controlled by and affiliated with, AXA Equitable, a life insurance company.
EQ/Mid Cap Index Portfolio	AllianceBernstein, a limited partnership, is indirectly majority owned by, and therefore controlled by and affiliated with, AXA Equitable, a life insurance company.
Multimanager Technology Portfolio	AllianceBernstein, a limited partnership, is indirectly majority owned by, and therefore controlled by and affiliated with, AXA Equitable, a life insurance company.

References to Michael Feehily, Karl Schneider, David Chin, and Raymond Donofrio contained in the section of the Statement of Additional Information entitled “Appendix C — Portfolio Manager Information” with respect to the Passive Equity Portfolios are hereby deleted in their entirety.

The section of the SAI entitled “Appendix C — EQ Advisors Trust — Portfolio Manager Information — AllianceBernstein L.P. (“AllianceBernstein” or “Sub-Adviser”)” is amended to include the following information:

AllianceBernstein L.P. (“AllianceBernstein” or “Sub-Adviser”)
Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of September 30,
	2018
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
	EQ/Large Cap Value Index Portfolio
Judith DeVivo	27	$23,669	32	$6,203	369	$37,202
Joshua Lisser	27	$23,669	32	$6,203	369	$37,202
Ben Sklar	27	$23,669	32	$6,203	369	$37,202
	EQ/Mid Cap Index Portfolio
Judith DeVivo	27	$23,669	32	$6,203	369	$37,202
Joshua Lisser	27	$23,669	32	$6,203	369	$37,202
Ben Sklar	27	$23,669	32	$6,203	369	$37,202
	Multimanager Technology Portfolio
Judith DeVivo	27	$23,669	32	$6,203	369	$37,202
Joshua Lisser	27	$23,669	32	$6,203	369	$37,202
Ben Sklar	27	$23,669	32	$6,203	369	$37,202

Of total listed above, those for which advisory fee is based on performance

AllianceBernstein L.P. (“AllianceBernstein” or “Sub-Adviser”)
	Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
	EQ/Large Cap Value Index Portfolio
Judith DeVivo	0	N/A	0	N/A	1	$247
Joshua Lisser	0	N/A	0	N/A	1	$247
Ben Sklar	0	N/A	0	N/A	1	$247
	EQ/Mid Cap Index Portfolio
Judith DeVivo	0	N/A	0	N/A	1	$247
Joshua Lisser	0	N/A	0	N/A	1	$247
Ben Sklar	0	N/A	0	N/A	1	$247
	Multimanager Technology Portfolio
Judith DeVivo	0	N/A	0	N/A	1	$247
Joshua Lisser	0	N/A	0	N/A	1	$247
Ben Sklar	0	N/A	0	N/A	1	$247

Ownership of Securities of each Portfolio as of September 30, 2018

Portfolio Manager	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001 - $1,000,000	over $1,000,000
EQ/Large Cap Value Index Portfolio
Judith DeVivo	X
Joshua Lisser	X
Ben Sklar	X
EQ/Mid Cap Index Portfolio
Judith DeVivo	X
Joshua Lisser	X
Ben Sklar	X
Multimanager Technology Portfolio
Judith DeVivo	X
Joshua Lisser	X
Ben Sklar	X

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The purpose of this Supplement is to provide you with information, related to each Portfolio of the Trust, regarding the Adviser’s organizational structure and the status of the Sell-Down Plan, as described in the Trust’s proxy statement dated September 21, 2018, relating to the Special Meeting of Shareholders of the Trust held on October 25, 2018 (the “Meeting”), and the outcome of the Meeting:

The section of the Prospectus entitled “Management of the Trust — The Adviser” and the section of SAI entitled “Investment Management and Other Services — The Adviser” are amended to include the following information:

AXA S.A. (“AXA”), a French insurance holding company, formerly owned all of the outstanding shares of common stock of AXA Equitable Holdings, Inc. (“AEH”), which is the indirect parent company of AXA Equitable Funds Management Group, LLC (“FMG LLC”), the investment adviser to each series of the Trust (the “Portfolios”). On May 14, 2018, AXA sold approximately 24.5% of the outstanding shares of AEH via an initial public offering (“IPO”) on the New York Stock Exchange. Contemporaneously with the IPO, AXA sold mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021 and exchangeable into up to approximately 7% of the outstanding shares of common stock of AEH. AXA retains ownership of such shares of common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

AXA anticipates selling all of its remaining interest in AEH — and, indirectly, FMG LLC — through a series of sales of AEH’s common stock (the “Sell-Down Plan”) over time. It is possible that AXA’s divestment of AEH may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated as part of the Sell-Down Plan would result in the automatic termination of (i) the investment advisory agreements between the Portfolios and FMG LLC and (ii) the investment sub-advisory agreements between FMG LLC and each of AllianceBernstein L.P., AXA Investment Managers, Inc., and AXA Rosenberg Investment Management LLC (the “Affiliated Sub-Advisers”) with respect to each Portfolio sub-advised by an Affiliated Sub-Adviser. To ensure that FMG LLC and the Affiliated Sub-Advisers continue to provide advisory and sub-advisory services to the Portfolios without interruption, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the Sell-Down Plan. On October 25, 2018, shareholders of each Portfolio approved new investment advisory and affiliated sub-advisory agreements, as applicable, prompted by the Sell-Down Plan, as well as any future advisory and affiliated sub-advisory agreements prompted by the Sell-Down Plan that were previously approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with FMG LLC or an Affiliated Sub-Adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AEH.

FMG LLC and its affiliates do not anticipate that the Sell-Down Plan will have a material impact on FMG LLC or any of its affiliates. As a result of the Sell-Down Plan, the names of the Portfolios may change in the future to reflect a change in the name of AXA Equitable Life Insurance Company or FMG LLC. Shareholders will be notified of any change in the name of a Portfolio.

Notwithstanding the foregoing, it is possible that the completion of the Sell-Down Plan, whether implemented through public offerings or other means, could create the potential for disruption to the businesses of AEH and its subsidiaries. AEH, today and in the future as a stand-alone entity, is a publicly held U.S. company subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations applicable to public companies that it was not subject to prior to the IPO. The Sell-Down Plan may be implemented in phases. During the time that AXA retains a controlling interest in AEH, circumstances affecting AXA, including restrictions or requirements imposed on AXA by European and other authorities, may also affect AEH. A failure to implement or complete the Sell-Down Plan could create uncertainty about the nature of the relationship between AEH and AXA, and could adversely affect AEH and its subsidiaries, including FMG LLC. If the Sell-Down Plan is implemented fully, AEH will continue to be a publicly traded U.S. company, but will no longer be a subsidiary of AXA; FMG LLC will remain a wholly-owned subsidiary of AXA Equitable Life Insurance Company, which will remain a wholly-owned subsidiary of AEH.

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The purpose of this Supplement is to provide you with information regarding the election of additional Trustees to the Board of Trustees of the Trust.

At a meeting of the Trust’s Governance Committee (“Committee”) held on August 22, 2018, the Committee nominated Michael B. Clement and Kathleen Stephansen, as well as each of the ten Trustees currently serving, to serve on the Board of Trustees of the Trust. Upon the recommendation of the Committee, the Board of Trustees recommended that shareholders of the Trust vote for the election of Mr. Clement and Ms.Stephansen, as well as each of the ten Trustees currently serving, to serve on the Board of Trustees.

At a meeting held on October 25, 2018, shareholders of the Trust voted to elect Mr. Clement and Ms. Stephansen, as well as each of the ten Trustees currently serving, to serve on the Board of Trustees of the Trust.

Effective January 1, 2019, the first table in the section of the SAI entitled “Management of the Trust — The Trustees,” is revised to include the following information regarding Michael B. Clement and Kathleen Stephansen.

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Michael B. Clement c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (1957)	Trustee	From January 1, 2019	From 2011 to present, Professor of Accounting, most recently was appointed Department of Accounting Chair effective September 2018, and from 1997 to 2002, Assistant Professor, University of Texas; from 2002 to 2004, Vice President — Global Investment Research, Goldman Sachs; from 1988 to 1991, Vice President — Capital Planning and Analysis, and from 1982 to 1986, Manager — Audit Division, Citicorp; and from 1980 to 1982, Senior Assistant Accountant, Deloitte Haskins & Sell	145
Kathleen Stephansen c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (1954)	Trustee	From January 1, 2019	From 2018 to present and in 2016, Senior Economic Advisor- Henderson Institute Center for Macroeconomics, Boston Consulting Group; From 2016 to 2018, Chief Economist, Huawei Technologies USA Inc.; from 2010 to 2016, held various positions at American International Group, including Chief Economist and Senior Managing Director and Senior Investment Strategies and Global Head of Sovereign Research — AIG Asset Management; from 2009 to 2010, Chief Economist and Managing Director, Aladdin Capital; from 2000 to 2009, Director and Head of Global Economics, Credit Suisse Securities (USA) LLC; and from 1984 to 2000, Co-Head of Economic Research and Chief International Economist, Donaldson, Lufkin & Jenrette Corporation.	145

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Effective January 1, 2019, the following information is added to the section of the SAI entitled “Management of the Trust — Qualifications and Experience of the Trustees — Independent Trustees,” regarding Michael B. Clement and Kathleen Stephansen.

Michael B. Clement — Mr. Clement has a background in the financial services industry, background as an accounting scholar and professor, and multiple years of service on the board of a real estate investment trust.

Kathleen Stephansen — Ms. Stephansen has a background in the financial services industry, background as an economist, and senior management experience with a large financial services firm.